BNY Mellon New Jersey Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7%
Delaware — .4%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	500,000	555,289
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	500,000	550,183
				1,105,472
New Jersey — 85.7%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; ACE Guaranty Corp.) Ser. A	4.00	11/1/2044	1,500,000	1,380,613
East Orange Board Of Education, COP (Insured; Assured Guaranty Corp.)(a)	0.00	2/1/2026	745,000	736,973
East Orange Board Of Education, COP (Insured; Assured Guaranty Corp.)(a)	0.00	2/1/2028	2,245,000	2,085,174
Edison, GO, Refunding	3.00	3/15/2033	1,365,000	1,347,229
Essex County Improvement Authority, Revenue Bonds (Sustainable Bond)	4.00	6/15/2056	4,560,000	3,845,853
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.75	11/1/2028	2,220,000	2,329,763
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1(a)	0.00	12/15/2034	3,000,000	2,122,896
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2036	1,250,000	1,271,212
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2037	2,000,000	2,026,519
Jersey City Municipal Utilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. E	5.75	10/15/2055	1,600,000	1,782,911
Jersey Redevelopment Agency, Revenue Bonds (Bayfront Redevelopment Project) (Insured; Municipal Government Guaranteed)	4.00	12/15/2031	5,000,000	5,363,997
Middlesex County Improvement Authority, Revenue Bonds (Rutgers University)	5.00	8/15/2053	4,000,000	4,152,208
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000	2,030,373
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2049	1,105,000	1,038,953
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2054	725,000	674,879
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	3,205,000	2,940,129
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	1,250,000	1,292,628
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	3,500,000	3,502,761
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)(c)	2.45	4/1/2026	2,250,000	2,239,782
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000	2,666,385
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000	1,667,579
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.)(c)	3.75	6/1/2028	500,000	504,473
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.) Ser. A(c)	2.20	12/3/2029	3,000,000	2,763,296
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	6,000,000	5,938,232
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Corp.)	5.00	6/1/2042	1,000,000	1,010,960

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
New Jersey — 85.7% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	845,000	861,300
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	4.00	7/1/2050	1,000,000	924,798
New Jersey Educational Facilities Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/1/2050	3,000,000	2,595,958
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A	4.63	9/1/2048	2,500,000	2,500,097
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A2	5.00	3/1/2040	5,000,000	5,522,477
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2052	650,000	597,742
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2034	1,000,000	1,032,364
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,616,979
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The College of New Jersey) Ser. F	4.00	7/1/2035	1,365,000	1,368,027
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,132,554
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,056,434
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	2,255,000	2,257,659
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AtlantiCare Health System Obligated Group)	4.00	7/1/2035	750,000	770,872
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	9,000,000	8,154,460
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group) Ser. A	4.25	7/1/2054	1,000,000	950,472
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000	1,004,753
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000	2,133,585
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000	7,257,650
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000	1,538,737
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.13	7/1/2054	2,565,000	2,299,860
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.25	7/1/2049	2,940,000	3,109,798
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton Healthcare System)	5.00	7/1/2039	2,000,000	2,016,863
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3(c)	5.00	7/1/2026	6,000,000	6,101,197
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph’s Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000	2,797,653
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph’s Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000	1,000,932
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2041	2,250,000	2,179,804
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000	1,072,033
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.00	12/1/2044	2,650,000	2,514,024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
New Jersey — 85.7% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.25	12/1/2045	1,000,000	982,997
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2028	1,450,000	1,527,266
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. C	5.25	12/1/2054	2,000,000	1,984,189
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,575,000	1,696,939
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000	2,095,743
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	4/1/2028	325,000	342,864
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	10/1/2028	485,000	516,741
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; HUD SECT 8) Ser. A	4.55	5/1/2055	810,000	803,048
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; HUD SECT 8) Ser. E1	4.55	5/1/2055	1,400,000	1,387,984
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,235,000	1,238,926
New Jersey Infrastructure Bank, Revenue Bonds (Sustainable Bond)	3.00	9/1/2038	3,075,000	2,743,378
New Jersey Institute of Technology, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2028	500,000	533,518
New Jersey Institute of Technology, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2029	500,000	544,456
New Jersey Institute of Technology, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2032	325,000	369,244
New Jersey Transportation Trust Fund Authority, Revenue Bonds(d)	5.50	12/15/2032	2,020,000	2,401,656
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A(a)	0.00	12/15/2028	12,000,000	10,992,132
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A(a)	0.00	12/15/2038	6,330,000	3,732,272
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	3.00	6/15/2050	5,000,000	3,696,056
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA(d)	5.00	12/15/2030	325,000	366,711
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.00	6/15/2032	1,725,000	1,924,676
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	4.00	6/15/2046	1,000,000	905,217
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.25	6/15/2055	3,000,000	3,137,165
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2037	1,210,000	1,344,246
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2037	1,500,000	1,642,854
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	15,000,000	15,961,167
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.25	6/15/2041	1,000,000	1,093,574
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	5,000,000	4,642,104
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	8,800,000	9,430,977
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2055	3,370,000	3,585,736
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	5.25	1/1/2052	3,570,000	3,757,848
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000	1,026,276
Ocean County, GO, Ser. A	3.00	8/1/2033	2,145,000	2,132,005
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,830,000	1,820,048
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	3,000,000	2,991,390

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
New Jersey — 85.7% (continued)
South Jersey Transportation Authority, Revenue Bonds, Ser. A	4.00	11/1/2050	1,000,000	886,123
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000	5,558,161
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University Project) (Insured; Build America Mutual)	5.00	7/1/2054	700,000	721,412
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A(a)	0.00	9/1/2030	7,550,000	6,536,623
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	5,045,000	4,931,509
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	9,345,000	9,360,862
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	4,385,000	4,285,225
Union County Improvement Authority, Revenue Bonds (Union County Administration Complex Project) (Insured; County Guaranteed)	4.13	4/15/2054	1,700,000	1,603,716
				252,319,894
New York — 7.3%
Port Authority of New York & New Jersey, Revenue Bonds	6.13	6/1/2094	3,000,000	3,005,142
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.00	9/1/2038	2,000,000	2,006,617
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2052	1,000,000	1,019,370
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	7,000,000	7,091,575
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2061	5,000,000	4,301,772
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 245	5.00	9/1/2054	3,790,000	3,949,543
				21,374,019
Pennsylvania — 1.7%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	2,570,105
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,083,270
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,254,517
				4,907,892
U.S. Related — 2.6%
Guam, Revenue Bonds, Refunding, Ser. G	5.25	1/1/2039	900,000	967,807
Guam, Revenue Bonds, Refunding, Ser. G	5.25	1/1/2040	1,000,000	1,067,183
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.50	7/1/2043	750,000	803,634
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	1,000,000	1,063,645
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.50	7/1/2045	1,000,000	1,060,065
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2045	1,000,000	1,021,024
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,035,354
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	650,000	695,626
				7,714,338
Total Long-Term Municipal Investments (cost $294,653,551)				287,421,615
Short-Term Municipal Investments — .4%
New Jersey — .4%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (cost $1,255,571)	5.00	12/15/2025	1,250,000	1,255,653
Total Investments (cost $295,909,122)			98.1%	288,677,268
Cash and Receivables (Net)			1.9%	5,590,933
Net Assets			100.0%	294,268,201

COP—Certificate of Participation

GO—Government Obligation

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $3,006,460 or 1.0% of net assets.

(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon New Jersey Municipal Bond Fund, Inc.
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	288,677,268	—	288,677,268
	—	288,677,268	—	288,677,268

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At September 30, 2025, accumulated net unrealized depreciation on investments was $7,231,854, consisting of $3,436,272 gross unrealized appreciation and $10,668,126 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.